Note 21 - Parent Company	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21.	PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2019	2018
ASSETS
Cash and due from banks	$2,577	$1,582
Equity securities, at fair value	710	616
Investment in nonbank subsidiary	1,400	2,364
Investment in subsidiary bank	141,104	128,366
Other assets	977	4,080

TOTAL ASSETS	$146,768	$137,008

LIABILITIES
Trust preferred debt	$8,248	$8,248
Other liabilities	745	470
TOTAL LIABILITIES	8,993	8,718

STOCKHOLDERS' EQUITY	137,775	128,290

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$146,768	$137,008

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2019	2018

INCOME
Dividends from subsidiary bank	$4,450	$4,650
Dividends from nonbank subsidiary	1,000	-
Gain (loss) on equity securities	94	(9)
Other	12	9
Total income	5,556	4,650

EXPENSES
Interest expense	343	325
Other	2,949	2,119
Total expenses	3,292	2,444

Income before income tax benefit	2,264	2,206

Income tax benefit	(669)	(513)

Income before equity in undistributed net income of subsidiaries	2,933	2,719

Equity in undistributed net income of subsidiaries	9,778	9,712

NET INCOME	$12,711	$12,431

Comprehensive Income	$14,707	$11,140

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2019	2018

OPERATING ACTIVITIES
Net income	$12,711	$12,431
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(10,742)	(9,711)
Equity in undistributed net loss of EMORECO	964	(1)
Stock-based compensation	548	371
(Gain) loss on equity securities	(94)	9
Other, net	3,095	(382)
Net cash provided by operating activities	6,482	2,717

FINANCING ACTIVITIES
Proceeds from issuance of common stock	95	92
Restricted stock cash portion	(44)	-
Stock options exercised	4	168
Proceeds from dividend reinvestment plan	372	618
Repurchase of treasury shares	(2,229)	-
Cash dividends	(3,685)	(3,779)
Net cash (used in) financing activities	(5,487)	(2,901)

Increase (decrease) in cash	995	(184)

CASH AT BEGINNING OF YEAR	1,582	1,766

CASH AT END OF YEAR	$2,577	$1,582

SUPPLEMENTAL INFORMATION
Increase in common stock through increase in other, net	$265	$183